Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets of the Balance Sheet

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Purchased software	727	734	101
Patents obtained from Harbin Veterinary Research Institute	26,439	26,439	3,622
Patents obtained from China Agricultural University	3,300	3,300	452
Patents obtained from China Institute of Veterinary Drug Control	5,800	6,600	904
Patents obtained from Jiangsu Nannong High-Tech Co., Ltd.	7,200	7,200	986
Patents obtained from Nanjing Agricultural University	7,600	7,600	1,041
Patents obtained from others	13,111	14,311	1,960
Total cost	64,177	66,184	9,066

Less: Accumulated amortization of Purchased software	(371)	(485)	(66)
Accumulated amortization of Patents obtained from Harbin Veterinary Research Institute	(25,260)	(25,731)	(3,525)
Accumulated amortization of Patents obtained from China Agricultural University	(1,348)	(1,678)	(230)
Accumulated amortization of Patents obtained from China Institute of Veterinary Drug Control	(3,095)	(3,689)	(505)
Accumulated amortization of Patents obtained from Jiangsu Nannong High-Tech Co., Ltd.	(1,750)	(2,470)	(338)
Accumulated amortization of Patents obtained from Nanjing Agricultural University	(3,617)	(4,377)	(600)
Accumulated amortization of Patents obtained from others	(12,439)	(12,904)	(1,768)
Total accumulated amortization	(47,880)	(51,334)	(7,032)
Intangible assets, net	16,297	14,850	2,034

Schedule of Estimated Amortization Expenses for the Intangible Assets

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2025	2,880	395
2026	2,473	339
2027	2,076	284
2028	1,983	272
2029	1,788	245
Thereafter	3,650	499
	14,850	2,034